Jun. 03, 2021
Wells Fargo Target Today Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2010 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2015 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2020 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2025 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2030 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2035 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2040 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2045 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2050 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2055 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).

Wells Fargo Target 2060 Fund

1.) Each Fund’s investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg Barclays US Corporate Bond Index, replacing the Wells Fargo U.S. Investment Grade Corporate Bond Index.

2.) Each Fund’s below investment grade bond allocation will be managed to replicate the performance of the Bloomberg Barclays US High Yield 2% Issuer Capped Bond Index, replacing the Wells Fargo U.S. High Yield Bond Index.

3.) Each Fund’s real estate allocation will be managed to replicate the performance of the Dow Jones U.S. Select REIT Index, replacing the Wells Fargo US REIT Index (this change applies only to Wells Fargo Target Today Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund).